STANCE SUSTAINABLE BETA ETF
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)

	Shares	Value
COMMON STOCKS - 96.9%
Communication Services - 9.1%
Advertising - 1.0%
Omnicom Group, Inc.	23,620	$1,720,244

Broadcasting - 0.9%
Paramount Skydance Corp.	169,322	1,669,515

Cable & Satellite - 0.9%
Versant Media Group, Inc.	43,696	1,573,493

Integrated Telecommunication Services - 1.8%
Comcast Corp. - Class A	71,973	1,766,937
Verizon Communications, Inc.	36,749	1,555,953
		3,322,890
Interactive Home Entertainment - 1.0%
Electronic Arts, Inc.	8,467	1,736,074

Interactive Media & Services - 0.8%
Snap, Inc. - Class A (a)	320,716	1,423,979

Movies & Entertainment - 2.7%
Netflix, Inc. (a)	21,318	1,522,105
Walt Disney Co.	17,484	1,682,835
Warner Music Group Corp. - Class A	60,128	1,627,665
		4,832,605
Total Communication Services		16,278,800

Consumer Discretionary - 8.7%
Apparel Retail - 0.9%
Ross Stores, Inc.	7,414	1,578,070

Automotive Parts & Equipment - 0.9%
Aptiv PLC (a)	26,464	1,624,360

Automotive Retail - 1.0%
AutoZone, Inc. (a)	561	1,792,922

Computer & Electronics Retail - 1.0%
Best Buy Co., Inc.	22,803	1,730,292

STANCE SUSTAINABLE BETA ETF
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)

	Shares	Value
Footwear - 1.8%
Deckers Outdoor Corp. (a)	15,495	$1,538,499
NIKE, Inc. - Class B	39,228	1,610,309
		3,148,808
Home Improvement Retail - 1.1%
Home Depot, Inc.	5,482	1,933,392

Household Appliances - 1.1%
SharkNinja, Inc. (a)	13,601	2,071,024

Other Specialty Retail - 0.9%
Ulta Beauty, Inc. (a)	3,702	1,669,528
Total Consumer Discretionary		15,548,396

Consumer Staples - 5.0%
Food Distributors - 1.1%
US Foods Holding Corp. (a)	19,119	1,954,918

Food Retail - 1.1%
Maplebear, Inc. (a)	41,852	1,981,692

Household Products - 0.9%
Church & Dwight Co., Inc.	17,555	1,700,729

Personal Care Products - 1.9%
Estee Lauder Cos., Inc. - Class A	20,253	1,598,974
Kenvue, Inc.	95,591	1,826,744
		3,425,718
Total Consumer Staples		9,063,057

Financials - 13.8%
Asset Management & Custody Banks - 1.0%
Northern Trust Corp.	10,393	1,806,719

Consumer Finance - 3.2%
American Express Co.	5,570	1,884,053
SoFi Technologies, Inc. (a)	108,865	1,951,949
Synchrony Financial	24,842	1,889,234
		5,725,236
Financial Exchanges & Data - 1.7%
Cboe Global Markets, Inc.	5,711	1,385,888
Tradeweb Markets, Inc. - Class A	17,283	1,722,424
		3,108,312

STANCE SUSTAINABLE BETA ETF
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)

	Shares	Value
Insurance Brokers - 1.0%
Willis Towers Watson PLC	6,534	$1,707,791

Investment Banking & Brokerage - 2.0%
Charles Schwab Corp.	19,556	1,804,432
LPL Financial Holdings, Inc.	6,042	1,701,911
		3,506,343
Life & Health Insurance - 0.9%
Principal Financial Group, Inc.	15,791	1,701,954

Property & Casualty Insurance - 1.0%
W R Berkley Corp.	25,628	1,807,543

Transaction & Payment Processing Services - 3.0%
Fidelity National Information Services, Inc.	44,276	1,721,451
Mastercard, Inc. - Class A	3,510	1,802,736
Visa, Inc. - Class A	5,313	1,822,837
		5,347,024
Total Financials		24,710,922

Health Care - 10.1%
Biotechnology - 3.1%
AbbVie, Inc.	7,664	1,928,569
Amgen, Inc.	5,094	1,844,639
Gilead Sciences, Inc.	14,193	1,793,144
		5,566,352
Health Care Equipment - 2.9%
Abbott Laboratories	19,322	1,753,278
Intuitive Surgical, Inc. (a)	4,225	1,680,198
Stryker Corp.	5,652	1,779,476
		5,212,952
Life Sciences Tools & Services - 1.0%
Thermo Fisher Scientific, Inc.	3,559	1,784,340

Managed Health Care - 1.0%
UnitedHealth Group, Inc.	4,207	1,748,556

Pharmaceuticals - 2.1%
Eli Lilly & Co.	1,530	1,835,128
Merck & Co., Inc.	14,679	1,886,251
		3,721,379
Total Health Care		18,033,579

STANCE SUSTAINABLE BETA ETF
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)

	Shares	Value
Industrials - 11.7%
Aerospace & Defense - 0.9%
Rocket Lab Corp. (a)	16,411	$1,668,178

Building Products - 2.2%
Carrier Global Corp.	25,385	1,861,990
Masco Corp.	24,378	1,983,638
		3,845,628
Construction & Engineering - 1.0%
EMCOR Group, Inc.	2,218	1,840,674

Environmental & Facilities Services - 2.8%
Republic Services, Inc.	8,115	1,729,144
Rollins, Inc.	36,090	1,506,397
Waste Management, Inc.	7,685	1,712,833
		4,948,374
Human Resource & Employment Services - 0.9%
Automatic Data Processing, Inc.	7,494	1,678,281

Industrial Machinery & Supplies & Components - 1.0%
Nordson Corp.	6,187	1,866,556

Research & Consulting Services - 1.9%
Equifax, Inc.	10,382	1,647,831
Verisk Analytics, Inc.	9,407	1,688,839
		3,336,670
Trading Companies & Distributors - 1.0%
WESCO International, Inc.	5,145	1,777,237
Total Industrials		20,961,598

Information Technology - 36.6% (b)
Application Software - 5.4%
Adobe, Inc. (a)	7,370	1,510,997
Autodesk, Inc. (a)	7,783	1,513,171
Cadence Design Systems, Inc. (a)	4,534	1,701,701
Intuit, Inc.	6,071	1,584,531
Salesforce, Inc.	10,072	1,577,880
Synopsys, Inc. (a)	3,777	1,684,806
		9,573,086
Communications Equipment - 3.1%
Arista Networks, Inc. (a)	11,368	1,931,196
Ciena Corp. (a)	4,009	1,966,655

STANCE SUSTAINABLE BETA ETF
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)

	Shares	Value
Cisco Systems, Inc.	14,683	$1,724,665
		5,622,516
Electronic Equipment & Instruments - 1.1%
Keysight Technologies, Inc. (a)	5,380	1,883,376

Electronic Manufacturing Services - 1.1%
Flex Ltd. (a)	12,516	2,028,468

Internet Services & Infrastructure - 2.1%
Cloudflare, Inc. - Class A (a)	7,837	1,922,259
CoreWeave, Inc. - Class A (a)	18,242	1,815,809
		3,738,068
IT Consulting & Other Services - 0.7%
Accenture PLC - Class A	10,095	1,256,222

Semiconductor Materials & Equipment - 2.7%
Applied Materials, Inc.	3,457	2,499,411
Teradyne, Inc.	4,958	2,398,879
		4,898,290
Semiconductors - 10.6%
Advanced Micro Devices, Inc. (a)	3,817	2,217,333
First Solar, Inc. (a)	6,905	1,629,304
GLOBALFOUNDRIES, Inc.	23,070	1,901,199
Intel Corp. (a)	16,114	2,249,998
Marvell Technology, Inc.	6,819	2,031,312
Micron Technology, Inc.	1,950	2,250,866
Monolithic Power Systems, Inc.	1,185	1,638,097
NVIDIA Corp.	8,715	1,743,784
ON Semiconductor Corp. (a)	15,684	1,482,765
Texas Instruments, Inc.	6,107	1,820,313
		18,964,971
Systems Software - 3.9%
Fortinet, Inc. (a)	12,424	1,908,575
Oracle Corp.	8,556	1,253,882
Palo Alto Networks, Inc. (a)	6,551	2,234,022
ServiceNow, Inc. (a)	16,264	1,614,690
		7,011,169
Technology Hardware, Storage & Peripherals - 5.9%
Apple, Inc.	5,991	1,733,556
Dell Technologies, Inc. - Class C	4,651	2,006,720
Sandisk Corp. (a)	1,057	2,403,333
Seagate Technology Holdings PLC	2,135	2,060,275

STANCE SUSTAINABLE BETA ETF
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)

	Shares	Value
Western Digital Corp.	3,539	$2,260,430
		10,464,314
Total Information Technology		65,440,480

Materials - 1.9%
Specialty Chemicals - 1.1%
Ecolab, Inc.	6,783	1,889,812

Steel - 0.8%
Steel Dynamics, Inc.	6,400	1,468,544
Total Materials		3,358,356
TOTAL COMMON STOCKS (Cost $148,568,785)		173,395,188

REAL ESTATE INVESTMENT TRUSTS - 2.9%
Real Estate - 2.9%
Data Center REITs - 0.9%
Digital Realty Trust, Inc.	9,536	1,712,475

Retail REITs - 2.0%
Realty Income Corp.	27,766	1,720,381
Simon Property Group, Inc.	8,107	1,813,131
		3,533,512
Total Real Estate		5,245,987
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $5,035,841)		5,245,987

RIGHTS - 0.0% (c)
Sycamore Partners LLC, Expires 08/28/2026, Exercise Price $3.00 (a)(d)	110,137	—
TOTAL RIGHTS (Cost $0)		—

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 0.1%
First American Government Obligations Fund - Class X, 3.57% (e)	217,121	217,121
TOTAL MONEY MARKET FUNDS (Cost $217,121)		217,121

TOTAL INVESTMENTS - 99.9% (Cost $153,821,747)		$178,858,296
Other Assets in Excess of Liabilities - 0.1%		103,041
TOTAL NET ASSETS - 100.0%		$178,961,337
Percentages are stated as a percent of net assets.
REIT - Real Estate Investment Trust

(a)	Non-income producing security.
(b)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect that industry or sector.

STANCE SUSTAINABLE BETA ETF
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)

(c)	Represents less than 0.05% of net assets.
(d)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $0 or 0.0% of net assets as of June 30, 2026.

(e)	The rate shown represents the 7-day annualized yield as of June 30, 2026.

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

STANCE SUSTAINABLE BETA ETF

Summary of Fair Value Disclosure as of June 30, 2026 (Unaudited)

Stance Sustainable Beta ETF (the “Fund”) has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of June 30, 2026:

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3(b)	TOTAL
Investments:
Common Stocks	$173,395,188	$—	$—	$173,395,188
Real Estate Investment Trusts	5,245,987	—	—	5,245,987
Rights	—	—	0(a)	0(a)
Money Market Funds	217,121	—	—	217,121
Total Investments	$178,858,296	$—	$ 0(a)	$178,858,296

Refer to the Schedule of Investments for further disaggregation of investment categories.

(a) Represents less than $0.50.
(b) Management has decided that the amount of Level 3 securities compared to total net assets is not material to the Fund; therefore, the roll forward of Level 3 securities and assumptions are not shown for the current fiscal period for the Fund.

During the fiscal period ended June 30, 2026, the Fund recognized no transfers to or from Level 3. Transfers between levels are recognized at the end of the reporting period.

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